                                                                                                 Jocelyn Liu
                                                                         Allstate Life Insurance Company
                                                                                         Phone: 847.402.5745
                                                                              Email: jocelyn.liu@allstate.com

VIA EDGAR TRANSMISSION

May 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I (“Registrant”)
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:
1.       For each Registration Statement shown below, the form of Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent
         Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                                         Registration
Registrant                                          Depositor                                1940 Act #              Statement

Allstate Financial Advisors Separate      Allstate Life Insurance Company          811-09327           333-141909
Account I                                                                                                          333-102295

You may direct any questions regarding this filing to the undersigned at (847)402-5745.

Very truly yours,

/s/ JOCELYN LIU

Jocelyn Liu